Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Lease Income
Lease income for fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2021	Fiscal Year ended March 31, 2022	Fiscal Year ended March 31, 2023
Lease income – net investment in leases
Interest income	¥69,718	¥73,379	¥80,810
Other	2,113	2,598	2,568
Lease income – operating leases*	397,065	450,454	499,541

Total lease income	¥468,896	¥526,431	¥582,919

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥15,459 million, ¥17,912 million and ¥25,699 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥10,899 million, ¥22,236 million and ¥31,233 million for fiscal 2021, 2022 and 2023, respectively.

Net investment in lease direct financing and sales type
Net investment in leases at March 31, 2022 and 2023 consists of the following:

	Millions of yen
	March 31, 2022	March 31, 2023
Lease receivables*	¥1,029,157	¥1,057,990
Unguaranteed residual value	27,361	28,145
Initial direct costs	1,455	1,428

Total	¥1,057,973	¥1,087,563

*
Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables is
¥
28,532 million as of March 31, 2023. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 11 years. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.

Investment in Operating Leases
Investment in operating leases at March 31, 2022 and 2023 consists of the following:

	Millions of yen
	March 31, 2022	March 31, 2023
Transportation equipment	¥1,438,621	¥1,521,865
Measuring and information-related equipment	326,680	342,591
Real estate	307,338	319,074
Other	71,935	79,633

	2,144,574	2,263,163
Accumulated depreciation	(819,839)	(865,942)

Net	1,324,735	1,397,221
Right-of-use assets	107,742	98,417
Accrued rental receivables	31,639	45,123
Allowance for doubtful receivables on operating leases	(914)	(3,583)

Total	¥1,463,202	¥1,537,178

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease	Depreciation and various expenses for fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	2021	2022	2023
Depreciation expenses	¥217,212	¥231,643	¥245,180
Various expenses	78,416	90,427	91,807

Total	¥295,628	¥322,070	¥336,987

Lease Receivables of the Operating Lease Contracts
Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 26 years at March 31, 2023. Remaining lease receivables of the operating lease contracts range up to 58 years at March 31, 2023. At March 31, 2023, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2024	¥447,559	¥343,108
2025	302,161	215,400
2026	199,127	141,773
2027	116,071	84,474
2028	63,524	45,595
Thereafter	60,252	129,854

Total lease payments	1,188,694	¥960,204

Less imputed interest	(130,704)

Total lease receivables	¥1,057,990

Component of Lease Expense
The component of lease expense for fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
Finance lease cost
Depreciation expenses of right-of-use assets	¥359	¥534	¥536
Interest expenses of lease liabilities	131	106	150

	490	640	686

Operating lease cost	42,964	49,725	52,279
Short-term lease cost	3,347	3,034	2,742
Variable lease cost	230	65	1,297
Sublease income	(4,142)	(3,192)	(8,819)

Total	¥42,889	¥50,272	¥48,185

Cash Flow Information Related To Lease
Supplemental cash flow information related to leases for fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	Year Ended March 31, 2021
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥131	¥41,680
Cash flows from financing activities	674	0

Right-of-use assets obtained in exchange for lease liabilities:	¥228	¥55,344

	Millions of yen
	Year Ended March 31, 2022
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥106	¥47,321
Cash flows from financing activities	878	0

Right-of-use assets obtained in exchange for lease liabilities:	¥278	¥37,816

	Millions of yen
	Year Ended March 31, 2023
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥150	¥50,369
Cash flows from financing activities	781	0

Right-of-use assets obtained in exchange for lease liabilities:	¥93	¥39,823

Balance Sheet Information Related to Lessee Leases
Supplemental balance sheet information related to lessee leases at March 31, 2022 and 2023 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2022
	Finance leases	Operating leases
Investment in Operating Leases	¥4,955	¥102,787
Property under Facility Operations	1,763	68,149
Office Facilities	375	104,157

Total right-of-use assets	7,093	275,093

Other Liabilities	7,698	275,199

Total lease liabilities	¥7,698	¥275,199

Weighted average remaining lease term	25years	11years

Weighted average discount rate	2.5%	1.1%

	Millions of yen, except lease term and discount rate
	March 31, 2023
	Finance leases	Operating leases
Investment in Operating Leases	¥4,782	¥93,635
Property under Facility Operations	1,394	85,036
Office Facilities	368	100,744

Total right-of-use assets	6,544	279,415

Other Liabilities	7,129	280,829

Total lease liabilities	¥7,129	¥280,829

Weighted average remaining lease term	37years	11years

Weighted average discount rate	2.4%	1.3%

Operating And Finance Lease Liability Maturity
At March 31, 2023, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2024	¥851	¥53,153
2025	777	40,853
2026	447	35,134
2027	300	28,606
2028	280	24,029
Thereafter	7,381	115,534

Total lease payments	10,036	297,309

Less imputed interest	(2,907)	(16,480)

Total lease liabilities	¥7,129	¥280,829